BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2021
Loto Interactive
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

	Amount	Amount
	HKD	RMB
Re-measurement of the fair value of previously-held equity interest	79,280	67,008
Purchase price at acquisition close on March 31, 2021	105,000	88,746
Fair value of non-controlling shareholders	155,715	131,610
Total allocated purchase price	339,995	287,364

Schedule of acquired intangible assets have weighted average economic lives

	Amount	Amount
	HKD	RMB
Current assets	232,103	196,173
Property and equipment, net	201,713	170,488
Other non-current assets	71,728	60,625
Total identifiable assets acquired	505,544	427,286

Current liabilities	163,161	137,904
Non-current liabilities	2,388	2,018
Total liabilities assumed	165,549	139,922

Net identifiable assets acquired	339,995	287,364

Blockchain Alliance Technologies
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

	Amount	Amount	Amortization Years
	USD	RMB
Current assets	62,239	406,401
Acquired Intangible assets	58,559	382,373	10.0
Other non-current assets	31	202
Total identifiable assets acquired	120,829	788,976

Other current liabilities	62,270	406,603
Total liabilities assumed	62,270	406,603

Net identifiable assets acquired	58,559	382,373
Total Consideration	85,127	555,859
Goodwill	26,568	173,486

Summary of unaudited pro forma information

	For the year ended
	December 31, 2020	For the six months ended June 30, 2021
	RMB	RMB	USD

Pro forma total revenues	8,981,500	11,288,317	1,748,338
Pro forma net loss	(333,248)	(176,576)	(27,348)
Pro forma net loss attributable to BIT Mining Limited	(317,772)	(166,673)	(25,814)

Summary of preliminary calculation of the purchase consideration

	Amount	Amount
	USD	RMB
Fair value of 44,353,435 Class A ordinary shares at acquisition close on April 15, 2021	69,945	456,722
Estimate of post-closing adjustments	15,182	99,137
Total allocated purchase price	85,127	555,859

Summary of pro forma adjustments

	For the year ended
	December 31, 2020	For the six months ended June 30, 2021
	RMB	RMB	USD

Pro forma total revenues	8,981,500	11,288,317	1,748,338
Pro forma net loss	(333,248)	(176,576)	(27,348)
Pro forma net loss attributable to BIT Mining Limited	(317,772)	(166,673)	(25,814)